Notes Payable	12 Months Ended
Dec. 31, 2014
Notes Payable [Abstract]
NOTES PAYABLE
12.          NOTES PAYABLE

Outstanding notes payable consist of (all amounts in thousands):

	2014	2013
Senior Debt - Term Loan	$4,239	$6,023
Senior Debt - Real Estate Loan	1,551	1,679
Subordinated Term Loan	9,676	8,659
Promissory Note Payable	860	1,075
Total	16,326	17,436
Less: Unamortized debt discount	(337)	(542)
Less: Current portion of notes payable, including current portion of unamortized debt discount	(5,775)	(1,925)
Notes payable, net of current portion	$10,214	$14,969

Debt issuance costs are amortized to interest expense using the effective interest method over the life of the loan.

Senior Debt

CTI has two loans payable to TD Bank, NA (“TD Bank”); a Term Loan and a Real Estate Loan, that were originally entered into on December 19, 2008, and which were amended twice during 2012 to modify certain financial and non-financial covenants required by these loans. The Fourth Amendment to the Amended and Restated Revolving Credit and Term Loan Agreement (the “Senior Amendment”) was entered into on November 19, 2013.

The Term Loan is payable in monthly principal installments of $148,000 along with monthly interest payments as described below, plus a one-time principal payment of approximately $2.5 million due at maturity in December 2015.

During 2013, interest payments on 60% of the Term Loan’s principal balance were previously hedged using a pay-fixed, receive-variable interest rate swap to reduce exposure to changes in cash payments caused by changes in interest rates on the Term Loan. The total interest rate on the swapped portion of the Term Loan was changed from 6.53% to 6.25% on December 19, 2013 and was 6.25% at December 31, 2014. Interest on the remaining 40% of the Term Loan that was not subject to an interest rate hedging relationship was at 6.25% at December 31, 2014 and at December 31, 2013. The Term Loan is collateralized by all of the assets of CTI (except CTI’s equity interests in CTSAS, of which only 65% is collateral of the Term Loan) and is guaranteed by Cyalume. The Term Loan requires various restrictive financial and nonfinancial covenants, such as a maximum leverage ratio, debt service coverage ratio and limitations on capital expenditures and dividends, with which we are in compliance as of December 31, 2014.

The Real Estate Loan is payable in monthly principal installments of approximately $10,000, along with monthly interest payments as described below, plus a one-time principal payment of $1.4 million due at maturity in December 2015.

During 2013, interest payments on the Real Estate Loan principal balance were hedged using a pay-fixed, receive-variable interest rate swap to reduce exposure to changes in cash payments caused by changes in interest rates on the Real Estate Loan. The Real Estate Loan’s total interest rate was changed from 6.42% to 6.25% on December 19, 2013 and was 6.25% at December 31, 2014. The Real Estate Loan is secured by a mortgage of the real property (land and building) located in West Springfield, MA, and is guaranteed by Cyalume. The Real Estate Loan requires various restrictive financial and nonfinancial covenants, such as a maximum leverage ratio, debt service coverage ratio and limitations on capital expenditures and dividends, with which the Company is in compliance with as of December 31, 2014.

The TD Bank line of credit (see Note 11), the Term Loan and the Real Estate Loan are senior in payment priority to all other notes payable and lines of credit.

Subordinated Term Loan

On July 29, 2010, the Subordinated Term Loan of $8.5 million was issued to Granite Creek Partners Agent, LLC (“Granite Creek”) and on November 19, 2013, the Company entered into a Fourth Amendment to the Subordinated Term Loan (the “Subordinated Amendment”) which extended the maturity date to June 30, 2016. Pursuant to the Subordinated Amendment, interest is payable in kind through December 19, 2015 and then payable monthly in cash through the June 30, 2016 maturity date. Interest is payable monthly at a rate of 11% per annum. No principal payments are required until maturity. The Company has the right to prepay the loan in whole or in part at any time without penalty in the event that the TD Bank Senior Debt is repaid. The Subordinated Term Loan ranks junior to all debt held by TD Bank, N.A. but senior to all other remaining long-term debt including existing and future subordinated debt. The Subordinated Term Loan is convertible at any time by Granite Creek into 2,666,667 shares of common stock at a conversion price of approximately $3.19 per share. No portion of the Subordinated Term Loan has been converted to our common stock. The Company’s common stock’s closing market price on December 31, 2014 was $0.05 per share; therefore the loan’s if-converted value of approximately $0.1 million is less than the unpaid principal balance by approximately $9.5 million as of December 31, 2014. The Company previously determined that the convertible notes’ conversion feature was not a beneficial conversion feature under U.S. GAAP.

Simultaneous with the issuance of the Subordinated Term Loan during 2010, the Company issued warrants to repay certain costs of obtaining the convertible notes. These warrants allowed the holder to purchase 160,000 shares of common stock at $1.50 per share through July 19, 2018. A portion of the $8.5 million gross proceeds from the issuance of the loan was allocated to the warrants based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance. The portion of the proceeds so allocated to the warrants ($207,000) was recorded as a debt discount and an increase to additional paid-in capital on our consolidated balance sheet. The warrant’s fair value was increased by $94,000 in 2012 due to (i) a decrease in the exercise price of the warrants and (ii) an extension of the term of the warrant. The warrants were amended again during 2013 in connection with the Senior Amendment described above. An additional amount of approximately $241,000 was added to debt discount and warrant liability during 2013 relating to (i) another decrease in the exercise price of the warrants to $0.01, (ii) an extension of the term of the warrants, and (iii) an increase to the number of shares of common stock that may be purchased upon exercise of the warrants to 455,514 shares of common stock that may be purchased. The debt discount is being amortized to interest expense using the effective interest method over the life of the convertible notes which have a maturity date of June 30, 2016. As a result of the amendment to the warrants, the warrants are no longer indexed to the Company’s stock, are considered a derivative and therefore, are being accounted for as a liability. The warrant liability relating to the 455,514 shares of common stock which may be purchased upon exercise of the warrants is approximately $25,000 as of December 31, 2014 (see Note 19).

The carrying value of the Subordinated Term Loan is as follows (all amounts in thousands):

	2014	2013
Principal amount of loan	$9,676	$8,659
Less: unamortized debt discount	(285)	(424)
	$9,391	$8,235

Interest costs for the Subordinated Term Loan are as follows (all amounts in thousands):

	2014	2013
Contractual interest coupon rate	$1,153	$949
Amortization of related debt discount and debt issuance costs	221	486
Total interest expense recognized	$1,374	$1,435

The effective interest rate on the Subordinated Term loan was approximately 17% prior to the Subordinated Amendment, at which time the effective interest rate on the Subordinated Term loan became approximately 13%.

Promissory Note Payable

On November 19, 2013, the Company entered into a legal settlement agreement (see Note 18). The executed settlement agreement provided for the Company to make a series of payments to Antonio Colon in the amount of $215,000 annually, for a total of $1,075,000 pursuant to the Promissory Note executed on November 19, 2013 (the “Promissory Note”). This Promissory Note bears interest at a rate of 2% annually and requires principal and interest payments each May and November. The Promissory Note has a maturity date of October 15, 2018.

Future Minimum Payments

As of December 31, 2014, future minimum payments due for notes payable (excluding the related party note payable discussed in Note 13) for each of the five succeeding years and beyond are as follows (all amounts in thousands):

Year Ending December 31,
2015	$6,005
2016	9,891
2017	215
2018	215
2019	0
Thereafter	0
$16,326

Amortization of the debt discount was approximately $205,000 and $520,000 for the years ended December 31, 2014 and 2013, respectively.